Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 34,902	$ 32,326
Debt securities mandatorily measured and designated at FVTPL	82,723	67,296
Business and government	194,870	188,542
Residential mortgages	274,244	269,706
Debt securities measured at FVOCI	61,331	56,099
FVO securities purchased under resale agreements	80,184	69,213
Derivative instruments	33,243	43,035
Obligations related to securities sold short	18,666	15,284
Obligations related to securities sold under repurchase agreements	87,118	77,171
Derivative instruments (Note 13)	41,290	52,340
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks		1,668
Debt securities mandatorily measured and designated at FVTPL	36,984	35,624
Business and government	270	963
Residential mortgages	3	4
Loans mandatorily measured and designated at FVTPL	273	967
Debt securities measured at FVOCI	60,759	55,577
FVO securities purchased under resale agreements	18,387	15,587
Derivative instruments	33,243	43,035
Total financial assets	195,957	184,652
Deposits and other liabilities	(35,913)	(27,317)
Obligations related to securities sold short	(18,666)	(15,284)
Obligations related to securities sold under repurchase agreements	(4,715)	(4,087)
Derivative instruments (Note 13)	(41,290)	(52,340)
Total financial liabilities	(100,584)	(99,028)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	29,322	28,150
Debt securities measured at FVOCI	52,185	47,088
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	46,311	32,194
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,455	3,611
Debt securities measured at FVOCI	6,658	6,967
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,207	3,863
Debt securities measured at FVOCI	1,916	1,522
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,407	8,273
Derivative instruments (Note 13)	(15,599)	(14,384)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,509	21,297
Derivative instruments (Note 13)	(17,677)	(27,229)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	64	59
Derivative instruments (Note 13)	(63)	(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,235	5,125
Derivative instruments (Note 13)	(5,909)	(6,374)
Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,028	8,281
Derivative instruments (Note 13)	(2,042)	(4,290)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,194	2,611
Debt securities measured at FVOCI	3,468	4,888
Derivative instruments	2,347	2,876
Total financial assets	54,861	41,337
Obligations related to securities sold short	(6,265)	(5,499)
Derivative instruments (Note 13)	(2,475)	(3,586)
Total financial liabilities	(8,740)	(9,085)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,194	2,611
Debt securities measured at FVOCI	3,468	4,888
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	44,852	30,962
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1	6
Derivative instruments (Note 13)	(1)	(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,331	2,776
Derivative instruments (Note 13)	(2,406)	(3,220)
Level 1 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15	94
Derivative instruments (Note 13)	(68)	(365)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks		1,668
Debt securities mandatorily measured and designated at FVTPL	32,639	32,804
Business and government	126	276
Residential mortgages	3	4
Loans mandatorily measured and designated at FVTPL	129	280
Debt securities measured at FVOCI	57,291	50,689
FVO securities purchased under resale agreements	18,387	15,587
Derivative instruments	30,825	40,092
Total financial assets	140,143	141,893
Deposits and other liabilities	(35,671)	(26,908)
Obligations related to securities sold short	(12,401)	(9,785)
Obligations related to securities sold under repurchase agreements	(4,715)	(4,087)
Derivative instruments (Note 13)	(36,941)	(47,168)
Total financial liabilities	(89,728)	(87,948)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,128	25,539
Debt securities measured at FVOCI	48,717	42,200
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	872	773
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,455	3,609
Debt securities measured at FVOCI	6,658	6,967
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,056	3,656
Debt securities measured at FVOCI	1,916	1,522
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,385	8,249
Derivative instruments (Note 13)	(13,781)	(12,850)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,509	21,297
Derivative instruments (Note 13)	(17,677)	(27,229)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	18	14
Derivative instruments (Note 13)	(11)	(13)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,900	2,345
Derivative instruments (Note 13)	(3,498)	(3,151)
Level 2 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,013	8,187
Derivative instruments (Note 13)	(1,974)	(3,925)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	953	1,422	$ 1,588
Total financial liabilities	(2,116)	(1,995)	$ (1,009)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	151	209
Business and government	144	687
Loans mandatorily measured and designated at FVTPL	144	687
Derivative instruments	71	67
Total financial assets	953	1,422
Deposits and other liabilities	(242)	(409)
Derivative instruments (Note 13)	(1,874)	(1,586)
Total financial liabilities	(2,116)	(1,995)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	587	459
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL		2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	151	207
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	21	18
Derivative instruments (Note 13)	(1,817)	(1,533)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	46	45
Derivative instruments (Note 13)	(52)	(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4	4
Derivative instruments (Note 13)	$ (5)	$ (3)